UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              WASHINGTON, D.C. 20549

                                   FORM N-PX

    ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT
                                     COMPANY

 INVESTMENT COMPANY ACT FILE NUMBER:     811-07959

 NAME OF REGISTRANT:                     Advisors Series Trust



 ADDRESS OF PRINCIPAL EXECUTIVE OFFICES: 615 East Michigan Street
                                         Milwaukee, WI 53202

 NAME AND ADDRESS OF AGENT FOR SERVICE:  Douglas G. Hess, President
                                         Advisors Series Trust c/o
                                         U.S. Bancorp Fund Services,
                                         LLC
                                         777 East Wisconsin Ave, 5th
                                         Floor
                                         Milwaukee, WI 53202

 REGISTRANT'S TELEPHONE NUMBER:          414-765-6609

 DATE OF FISCAL YEAR END:                02/28

 DATE OF REPORTING PERIOD:               07/01/2016 - 06/30/2017


Wasmer Schroeder High Yield Municipal Fund
--------------------------------------------------------------------------------------------------------------------------
 PR AQUEDUCT ANS SEWER AUTHORITY (PRASA)                                                     Agenda Number:  934511494
--------------------------------------------------------------------------------------------------------------------------
        Security:  745160PZ8
    Meeting Type:  Special
    Meeting Date:  30-Mar-2017
          Ticker:
            ISIN:  US745160PZ81
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     BY MARKING "FOR" I DIRECT THE INSTITUTION                 Mgmt          No vote
       HOLDING MY BONDS TO TRANSMIT AND CONFIRM MY
       BOND HOLDING INFORMATION (NAME, ADDRESS,
       BOND AND AMOUNTS HELD) FOR RECORDING IN THE
       REGISTRY. BY MARKING "AGAINST" MY BONDS
       SHALL BE "MISSING" FROM THE REGISTRY. I
       WILL NOT RECEIVE DIRECTLY FROM THE BOND
       ISSUER ANY OFFICIAL COMMUNICATIONS RELATING
       TO THE BONDS, SINCE ALL COMMUNICATIONS WILL
       BE SENT INDIRECTLY VIA THIRD PARTIES. I MAY
       NOT DIRECTLY PARTICIPATE IN ANY BONDOWNER
       INITIATIVE IN THE ABSENCE OF ACTIONS BY
       THIRD PARTIES.




--------------------------------------------------------------------------------------------------------------------------
 PR HIGHWAYS&TRANSPORTATION AUTH (PRHTA)                                                     Agenda Number:  934449629
--------------------------------------------------------------------------------------------------------------------------
        Security:  745190DH8
    Meeting Type:  Consent
    Meeting Date:  30-Nov-2016
          Ticker:
            ISIN:  US745190DH81
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     BY MARKING "FOR" I DIRECT THE INSTITUTION                 Mgmt          No vote
       HOLDING MY BONDS TO TRANSMIT AND CONFIRM MY
       BOND HOLDING INFORMATION (NAME, ADDRESS,
       BOND AND AMOUNTS HELD) FOR RECORDING IN THE
       REGISTRY. BY MARKING "AGAINST" MY BONDS
       SHALL BE "MISSING" FROM THE REGISTRY. I
       WILL NOT RECEIVE DIRECTLY FROM THE BOND
       ISSUER ANY OFFICIAL COMMUNICATIONS RELATING
       TO THE BONDS, SINCE ALL COMMUNICATIONS WILL
       BE SENT INDIRECTLY VIA THIRD PARTIES. I MAY
       NOT DIRECTLY PARTICIPATE IN ANY BONDOWNER
       INITIATIVE IN THE ABSENCE OF ACTIONS BY
       THIRD PARTIES.




--------------------------------------------------------------------------------------------------------------------------
 PR HIGHWAYS&TRANSPORTATION AUTH (PRHTA)                                                     Agenda Number:  934511519
--------------------------------------------------------------------------------------------------------------------------
        Security:  745190DH8
    Meeting Type:  Special
    Meeting Date:  30-Mar-2017
          Ticker:
            ISIN:  US745190DH81
--------------------------------------------------------------------------------------------------------------------------

Prop.# Proposal                                                  Proposal      Proposal Vote                  For/Against
                                                                 Type                                         Management

1.     BY MARKING "FOR" I DIRECT THE INSTITUTION                 Mgmt          No vote
       HOLDING MY BONDS TO TRANSMIT AND CONFIRM MY
       BOND HOLDING INFORMATION (NAME, ADDRESS,
       BOND AND AMOUNTS HELD) FOR RECORDING IN THE
       REGISTRY. BY MARKING "AGAINST" MY BONDS
       SHALL BE "MISSING" FROM THE REGISTRY. I
       WILL NOT RECEIVE DIRECTLY FROM THE BOND
       ISSUER ANY OFFICIAL COMMUNICATIONS RELATING
       TO THE BONDS, SINCE ALL COMMUNICATIONS WILL
       BE SENT INDIRECTLY VIA THIRD PARTIES. I MAY
       NOT DIRECTLY PARTICIPATE IN ANY BONDOWNER
       INITIATIVE IN THE ABSENCE OF ACTIONS BY
       THIRD PARTIES.



* Management position unknown


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Advisors Series Trust
By (Signature)       /s/ Douglas G. Hess
Name                 Douglas G. Hess
Title                President
Date                 08/09/17